10-K Income Taxes - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,291,943	$ 6,079,301
Stock compensation	493,494	437,598
Warranty reserve	235,025	279,992
Lease liability	679,384	0
Research and development costs	837,640	0
Research and development credit carryforwards	368,939	0
Inventory reserve	275,858	0
Accrued expenses	255,189	0
Other, net	47,874	122,048
Total deferred tax assets	13,485,346	6,918,939
Right-of-use asset	(915,413)	0
Total deferred tax liabilities	(915,413)	0
Less: Valuation allowance	(12,569,933)	(6,918,939)
Net deferred tax asset	$ 0	$ 0